STOCK-BASED COMPENSATION PLANS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allocated Share-based Compensation Expense	0.8	0.1
Phantom Share Units (PSUs) [Member]
Allocated Share-based Compensation Expense	0.8	0.1